FINANCIAL INSTRUMENTS AND RISKS (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest-bearing loans and borrowing current and non-current	R$ 3,386.9	R$ 3,452.7
(-) Current investment securities	(1,681.7)	(1,242.0)
(-) Cash and cash equivalents	(18,638.2)	(28,595.7)
Net debt/(cash)	R$ (16,933.0)	R$ (26,385.0)